Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable	$ 1,206,940	$ 210,100
Student refundable deposits	1,403,121	1,407,121
Accrued commission expenses	420,118	269,621
Other payables	203,292	234,209
Total	$ 3,233,471	$ 2,121,051